Commitments and Contingencies Level 4 (Details) - Annual Purchase Commitments (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Long-term Purchase Commitment [Line Items]
P2015Y	$ 276
P2016Y	287
P2017Y	61
P2018Y	53
P2019Y	53
2020 and beyond	160
Total minimum payments	890
Less: Amount representing interest	(64)
Present Value of Minimum Payments	$ 826